UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Babson Capital Global Short Duration High Yield Fund
 (Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Babson Capital Management LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

(704)805-7200
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 129.55%*:
Bank Loans§ — 19.72%*:
Aerospace and Defense — 0.43%*:
Swissport Investments+	6.25	12/3/2021	1,400,000	$1,487,724	$1,582,852
Total Aerospace and Defense			1,400,000	1,487,724	1,582,852

Broadcasting and Entertainment — 0.62%*:
Learfield Communications Inc.	8.75	10/8/2021	1,714,286	1,726,591	1,692,857
Tele Columbus+	8.50	10/27/2022	500,000	535,881	567,529
Total Broadcasting and Entertainment			2,214,286	2,262,472	2,260,386

Buildings and Real Estate — 0.29%*:
Armacell+	5.25	2/28/2023	950,000	1,048,986	1,074,251
Total Buildings and Real Estate			950,000	1,048,986	1,074,251

Cargo Transport — 1.19%*:
Direct ChassisLink Inc. (add on facility)	8.25	11/12/2019	634,636	634,636	606,077
Direct ChassisLink Inc.	8.25	11/30/2021	3,914,286	3,857,435	3,738,143
Total Cargo Transport			4,548,922	4,492,071	4,344,220

Chemicals, Plastics and Rubber — 0.85%*:
Flint Group Holdings+	8.25	9/30/2022	3,451,145	3,436,234	3,088,775
Total Chemicals, Plastics and Rubber			3,451,145	3,436,234	3,088,775

Diversified/Conglomerate Manufacturing — 0.34%*:
TenCate+	5.25	9/29/2022	1,100,000	1,175,627	1,227,698
Total Diversified/Conglomerate Manufacturing			1,100,000	1,175,627	1,227,698

Diversified/Conglomerate Service — 0.78%*:
Redprarie Corporation	11.25	12/14/2019	2,632,646	2,668,383	2,096,245
Redprarie Corporation	6.00	12/21/2018	815,227	805,518	754,957
Total Diversified/Conglomerate Service			3,447,873	3,473,901	2,851,202

Diversified Natural Resources, Precious Metals and Minerals — 1.39%*:
Caraustar Industries Inc.	8.00	5/1/2019	5,243,064	5,256,284	5,098,880
Total Diversified Natural Resources, Precious Metals and Minerals			5,243,064	5,256,284	5,098,880

Electronics — 2.03%*:
Kronos, Inc.	9.75	4/30/2020	7,483,740	7,408,915	7,433,824
Total Electronics			7,483,740	7,408,915	7,433,824

Farming and Agriculture — 1.63%*:
Allflex Holdings, Inc.	8.00	7/19/2021	6,232,322	6,227,989	5,944,077
Total Farming and Agriculture			6,232,322	6,227,989	5,944,077

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Finance — 0.75%*:
Cunningham Lindsey Group, Inc.	9.25	6/10/2020	5,504,015	$5,510,636	$2,733,679
Total Finance			5,504,015	5,510,636	2,733,679

Healthcare, Education and Childcare — 1.22%*:
Sage Products Holdings III, LLC	9.25	6/15/2020	3,011,585	2,966,428	3,009,718
Tecomet	5.75	12/5/2021	1,578,283	1,440,586	1,467,803
Total Healthcare, Education and Childcare			4,589,868	4,407,014	4,477,521

Leisure, Amusement, Motion Pictures and Entertainment — 1.07%*:
Endemol+	6.75	8/11/2021	3,616,772	3,462,200	3,146,592
Exterion Media+	7.00	3/30/2018	700,000	771,699	772,636
Total Leisure, Amusement, Motion Pictures and Entertainment			4,316,772	4,233,899	3,919,228

Mining, Steel, Iron and Non-Precious Metals — 1.24%*:
Boomerang Tube, LLC	15.00	8/1/2017	670,565	672,241	670,565
Boomerang Tube, LLC	20.00	2/1/2019	603,538	533,321	543,184
Boomerang Tube, LLC	17.50	2/1/2021	1,391,049	1,391,049	1,391,049
Boomerang Tube, LLC	20.00	2/1/2019	1,703,555	1,703,555	1,703,555
Murray Energy Corp.	7.50	4/16/2020	448,036	436,361	226,706
Total Mining, Steel, Iron and Non-Precious Metals			4,816,743	4,736,527	4,535,059

Oil and Gas — 4.28%*:
Caelus Energy Alaska	8.75	4/2/2021	17,863,828	17,358,617	7,592,127
Fieldwood Energy LLC	8.38	9/30/2020	16,407,298	12,629,298	2,850,768
Jonah Energy LLC	7.50	5/12/2021	1,301,497	1,310,535	644,241
MD America Energy, LLC	9.50	7/2/2019	5,077,313	4,884,862	3,820,678
NFR Energy LLC>	10.00	12/31/2018	7,684,465	7,774,974	192,112
Templar Energy	8.50	9/30/2021	5,580,408	5,438,148	552,460
Total Oil and Gas			53,914,809	49,396,434	15,652,386

Printing and Publishing — 0.90%*:
Springer+	9.00	8/14/2021	2,850,000	3,265,494	3,307,882
Total Printing and Publishing			2,850,000	3,265,494	3,307,882

Retail Store — 0.71%*:
FleetPride	5.25	11/19/2019	829,231	712,122	663,385
FleetPride	9.25	5/19/2020	3,000,000	2,955,215	1,920,000
Total Retail Store			3,829,231	3,667,337	2,583,385

Total Bank Loans			115,892,790	111,487,544	72,115,305

Corporate Bonds — 109.83%*:
Aerospace and Defense — 1.79%*:
CPI International Inc.#	8.75	2/15/2018	5,550,000	5,646,527	5,425,125
Swissport Investments+^	6.75	12/15/2021	950,000	1,040,150	1,137,760
Total Aerospace and Defense			6,500,000	6,686,677	6,562,885

Automobile — 8.84%*:
Accuride Corp#	9.50	8/1/2018	11,210,000	11,269,252	10,313,200
Allied Specialty Vehicles#^	8.50	11/1/2019	6,000,000	5,965,020	6,075,000
International Automotive Components Group, S.A.#^	9.13	6/1/2018	8,125,000	8,202,940	7,312,500
J.B. Poindexter & Co. Inc.#^	9.00	4/1/2022	8,235,000	8,558,834	8,626,163
Total Automobile			33,570,000	33,996,046	32,326,863

Banking — 1.00%*:
Lock AS+^	7.00	8/15/2021	3,050,000	3,783,912	3,661,485
Total Banking			3,050,000	3,783,912	3,661,485

Beverage, Food and Tobacco — 1.02%*:
Boparan Finance PLC+^	5.50	7/15/2021	1,350,000	1,940,403	1,793,511
Carrols Corp.#	8.00	5/1/2022	709,000	732,397	760,402
Manitowoc Foodservice^	9.50	2/15/2024	1,074,000	1,074,000	1,170,660
Total Beverage, Food and Tobacco			3,133,000	3,746,800	3,724,573

Broadcasting and Entertainment — 3.46%*:
Arqiva Finance+#^	9.50	3/31/2020	5,000,000	7,860,456	7,701,577
Entertainment One Ltd.+^	6.88	12/15/2022	850,000	1,282,422	1,212,263
RCN Cable#^	8.50	8/15/2020	3,733,000	3,836,621	3,733,000
Total Broadcasting and Entertainment			9,583,000	12,979,499	12,646,840

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Buildings and Real Estate — 5.50%*:
Cemex S.A.B. de C.V.+#^	9.38	10/12/2022	5,000,000	$5,181,415	$5,500,000
Cemex S.A.B. de C.V.+^	7.75	4/16/2026	602,000	601,916	616,990
Keystone Financing+^	9.50	10/15/2019	3,900,000	6,208,409	5,783,400
Lyon Williams Homes, Inc.#	8.50	11/15/2020	5,000,000	5,039,271	5,130,420
M/I Homes, Inc.#	6.75	1/15/2021	1,965,000	1,965,000	1,930,612
Paroc Group+^	6.25	5/15/2020	1,050,000	1,444,431	1,169,707
Total Buildings and Real Estate			17,517,000	20,440,442	20,131,129

Cargo Transport — 5.47%*:
Kenan Advantage Group, Inc.#^	7.88	7/31/2023	10,000,000	10,080,224	9,975,000
Moto Hospitality Limited+^	6.38	9/1/2020	2,400,000	3,584,497	3,516,824
World Flight Services, Inc.+^	9.50	7/15/2022	1,350,000	1,530,582	1,650,229
XPO Logistics, Inc.#^	6.50	6/15/2022	5,000,000	4,845,221	4,856,250
Total Cargo Transport			18,750,000	20,040,524	19,998,303

Chemicals, Plastics and Rubber — 11.05%*:
Associated Asphalt Partners LLC#^	8.50	2/15/2018	2,327,000	2,332,856	2,356,087
Chemours Co.#^	7.00	5/15/2025	5,962,000	5,504,625	4,769,600
Consolidated Energy Finance S.A.+#^	6.75	10/15/2019	8,120,000	7,911,932	7,734,300
Cornerstone Chemical Co.#^	9.38	3/15/2018	4,725,000	4,803,904	4,406,062
LSB Industries, Inc.#	7.75	8/1/2019	5,669,000	5,426,039	5,201,307
Omnova Solutions, Inc.#	7.88	11/1/2018	4,244,000	4,301,394	4,201,560
Pinnacle Operating Corp.#^	9.00	11/15/2020	2,635,000	2,640,968	2,272,688
Platform Specialty Products Corporation#^	10.38	5/1/2021	3,739,000	3,831,337	3,617,483
TPC Group, Inc.#^	8.75	12/15/2020	8,398,000	8,412,454	5,878,600
Total Chemicals, Plastics and Rubber			45,819,000	45,165,509	40,437,687

Containers, Packaging and Glass — 6.12%*:
Bormioli+^	10.00	8/1/2018	350,000	395,270	415,192
Coveris Holdings S.A.#^	7.88	11/1/2019	7,600,000	7,648,472	6,802,000
Horizon Holdings+^	7.25	8/1/2023	3,750,000	4,116,582	4,480,491
Multi Packaging Solutions, Inc.#^	8.50	8/15/2021	6,105,000	6,128,286	6,303,412
Onex Wizard Acquisition Co+^	7.75	2/15/2023	3,600,000	4,134,082	4,371,402
Total Containers, Packaging and Glass			21,405,000	22,422,692	22,372,497

Diversified/Conglomerate Manufacturing — 3.28%*:
Appvion Inc.#^	9.00	6/1/2020	13,200,000	13,394,542	5,082,000
Carlisle Transportation Products#^	8.25	12/15/2019	3,950,000	4,032,462	3,890,750
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,275	3,023,868
Total Diversified/Conglomerate Manufacturing			20,150,000	20,371,279	11,996,618

Diversified/Conglomerate Service — 0.95%*:
Carlson Travel Holdings Inc.#^	7.50	8/15/2019	2,690,000	2,721,687	2,528,600
Verisure Holdings+^	6.00	11/1/2022	800,000	888,951	966,762
Total Diversified/Conglomerate Service			3,490,000	3,610,638	3,495,362

Diversified Natural Resources, Precious Metals and Minerals — 0.20%*:
Lecta S.A.+#^	8.88	5/15/2019	630,000	822,095	740,177
Total Diversified Natural Resources, Precious Metals and Minerals			630,000	822,095	740,177

Electronics — 3.21%*:
International Wire Group, Inc.#^	8.50	10/15/2017	8,086,000	8,153,142	8,055,677
Microsemi Corporation#^	9.13	4/15/2023	1,326,000	1,326,000	1,455,285
Western Digital Corporation^	10.50	4/1/2024	2,224,000	2,230,160	2,229,560
Total Electronics			11,636,000	11,709,302	11,740,522

Finance — 8.14%*:
Cabot Financial+#^	10.38	10/1/2019	4,364,000	7,241,361	6,678,313
Galaxy Finco Ltd.+^	7.88	11/15/2021	3,900,000	6,351,787	5,556,545
GFKL Financial Services+^	8.50	11/1/2022	4,900,000	7,405,146	6,944,001
Marlin Financial+^	10.50	8/1/2020	1,850,000	2,932,440	2,869,618
National Financial Partners Corp.#^	9.00	7/15/2021	1,720,000	1,711,400	1,651,200
TMF Group Holding+^	9.88	12/1/2019	5,000,000	6,228,324	6,059,330
Total Finance			21,734,000	31,870,458	29,759,007

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Grocery — 1.22%*:
Post Holdings#^	7.75	3/15/2024	1,882,000	$1,882,000	$2,065,495
Post Holdings#^	8.00	7/15/2025	1,232,000	1,232,000	1,367,520
Premier Foods Finance+^	6.50	3/15/2021	700,000	1,164,098	1,034,527
Total Grocery			3,814,000	4,278,098	4,467,542

Healthcare, Education and Childcare — 10.68%*:
Capsugel Holdings#^	7.00	5/15/2019	1,500,000	1,510,379	1,507,500
Cerba+^	8.25	2/1/2020	3,450,000	3,879,134	3,934,007
Cognita Financing+^	7.75	8/15/2021	2,200,000	3,435,404	3,182,110
ConvaTec Healthcare#^	10.50	12/15/2018	850,000	861,643	875,500
HomeVi SAS+^	6.88	8/15/2021	1,200,000	1,606,856	1,448,613
Kindred Healthcare, Inc.#	8.75	1/15/2023	5,699,000	5,759,447	5,456,792
Labco+^	6.25	7/1/2022	250,000	290,417	300,691
Prospect Medical Holdings Inc.#^	8.38	5/1/2019	5,708,000	5,775,434	5,893,510
Tenet Healthcare Corporation#	8.13	4/1/2022	4,700,000	4,670,540	4,835,125
Unilabs+^	7.25	7/15/2018	2,600,000	3,576,890	2,945,233
Unilabs+^	8.50	7/15/2018	2,450,000	3,204,434	2,888,921
Valeant#^	6.13	4/15/2025	4,006,000	3,671,414	3,084,620
Valeant+#^	7.50	7/15/2021	3,260,000	3,260,000	2,715,971
Total Healthcare, Education and Childcare			37,873,000	41,501,992	39,068,593

Hotels, Motels, Inns and Gaming — 0.23%*:
Gala Group Finance+#^	8.88	9/1/2018	565,714	908,779	836,879
Total Hotels, Motels, Inns and Gaming			565,714	908,779	836,879

Insurance — 0.69%*:
Onex York Acquisition Corp.#^	8.50	10/1/2022	3,524,000	3,524,000	2,255,360
Towergate Finance PLC+^	8.50	3/2/2020	182,828	271,801	266,630
Total Insurance			3,706,828	3,795,801	2,521,990

Leisure, Amusement, Motion Pictures and Entertainment — 4.75%*:
CPUK Finance Ltd+^	7.00	2/28/2042	4,100,000	6,142,781	6,105,011
Odeon & UCI Finco+^	9.00	8/1/2018	1,150,000	1,817,224	1,705,362
Perform Group+^	8.50	11/15/2020	900,000	1,343,774	1,163,359
Vue Cinimas+^	7.88	7/15/2020	3,650,000	5,855,693	5,432,066
Warner Music#^	6.75	4/15/2022	3,000,000	2,730,269	2,970,000
Total Leisure, Amusement, Motion Pictures and Entertainment			12,800,000	17,889,741	17,375,798

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 1.81%*:
KM Germany Holding+#^	8.75	12/15/2020	1,160,000	1,501,268	1,406,596
Xerium Technologies#	8.88	6/15/2018	6,324,000	6,348,967	5,217,300
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			7,484,000	7,850,235	6,623,896

Mining, Steel, Iron and Non-Precious Metals — 3.67%*:
Constellium Holdco B.V.+^	7.88	4/1/2021	2,474,000	$2,471,500	$2,471,848
Constellium Holdco B.V.#^	7.00	1/15/2023	3,350,000	3,922,813	3,118,194
Hecla Mining Company#	6.88	5/1/2021	5,888,000	5,650,855	4,739,840
Kissner Milling Company Limited#^	7.25	6/1/2019	3,300,000	2,945,187	3,093,750
Total Mining, Steel, Iron and Non-Precious Metals			15,012,000	14,990,355	13,423,632

Oil and Gas — 13.53%*:
Calumet Specialty Products#	7.63	1/15/2022	1,135,000	1,117,907	803,012
Calumet Specialty Products#	6.50	4/15/2021	6,000,000	5,935,152	4,260,000
CHC Helicopter#	9.38	6/1/2021	1,950,000	2,026,469	117,000
CITGO Holding Inc.#^	10.75	2/15/2020	7,584,000	7,420,201	7,356,480
EP Energy	9.38	5/1/2020	9,000,000	4,857,387	4,539,375
Ferrellgas Partners LP#	8.63	6/15/2020	7,635,000	7,541,895	7,062,375
Jupiter Resources Inc.+#^	8.50	10/1/2022	5,025,000	4,784,979	2,663,250
Kosmos Energy Ltd. +#^	7.88	8/1/2021	5,070,000	4,648,603	4,258,800
Kosmos Energy Ltd. #^	7.88	8/1/2021	1,085,000	1,008,922	911,400
Pbf Holding Company LLC#	8.25	2/15/2020	6,000,000	6,180,640	6,210,000
Pbf Logistics LP#	6.88	5/15/2023	1,117,000	1,117,000	1,041,603
SM Energy Company	5.63	6/1/2025	4,000,000	2,692,401	2,778,760
Topaz Marine SA+#^	8.63	11/1/2018	6,877,000	6,905,471	6,223,685
Welltec+#^	8.00	2/1/2019	1,387,000	1,345,648	1,258,703
Total Oil and Gas			63,865,000	57,582,675	49,484,443

Personal, Food and Miscellaneous — 1.63%*:
Brake Brothers Acquisition PLC+^	7.13	12/15/2018	4,000,000	6,683,166	5,960,417
Total Personal, Food and Miscellaneous			4,000,000	6,683,166	5,960,417

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Printing and Publishing — 2.27%*:
Cimpress N.V.#^	7.00	4/1/2022	1,560,000	$1,560,000	$1,544,400
McGraw-Hill Education#^	8.50	8/1/2019	6,794,000	6,808,679	6,760,030
Total Printing and Publishing			8,354,000	8,368,679	8,304,430

Retail Store — 3.74%*:
Boing Group Finance+^	6.63	7/15/2019	3,050,000	4,164,583	3,248,553
Brighthouse Group PLC+#^	7.88	5/15/2018	2,000,000	3,111,517	2,685,778
HSS Financing PLC+^	6.75	8/1/2019	816,000	1,240,099	1,160,256
Takko Fashion+^	9.88	4/15/2019	3,800,000	4,982,767	2,401,998
Travelex+^	8.00	8/1/2018	2,800,000	4,344,569	4,162,238
Total Retail Store			12,466,000	17,843,535	13,658,823

Telecommunications — 4.94%*:
Altice S.A.+#^	7.75	5/15/2022	3,240,000	3,240,000	3,188,419
Entercom Communications Corporation#	10.50	12/1/2019	3,500,000	3,624,929	3,631,250
Frontier Communications#^	10.50	9/15/2022	1,406,000	1,406,000	1,441,150
Sprint Nextel Corporation#	7.25	9/15/2021	2,650,000	2,650,000	2,023,938
UPC Broadband+^	6.75	3/15/2023	150,000	159,251	167,745
Wind Acquisition+^	7.00	4/23/2021	550,000	758,861	600,030
Wind Acquisition+#^	7.38	4/23/2021	4,995,000	4,596,499	4,520,475
Ziggo+^	7.13	5/15/2024	2,000,000	2,396,866	2,474,938
Total Telecommunications			18,491,000	18,832,406	18,047,945

Textiles & Leather — 0.64%*:
Perry Ellis International Inc#	7.88	4/1/2019	2,334,000	2,386,523	2,345,670
Total Textiles & Leather			2,334,000	2,386,523	2,345,670

Total Corporate Bonds			407,732,542	440,557,858	401,714,006

Total Fixed Income			523,625,332	552,045,402	473,829,311

Other assets and liabilities — (29.55)%					(108,067,628)
Net Assets — 100%					$365,761,683

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

+	Foreign security.
>	Defaulted security.
#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the financial statements for further disclosure.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2016.
	United States	62.4%
	United Kingdom	15.9%
	Germany	4.0%
	France	3.2%
	Netherlands	2.7%
	Trinidad and Tobago	1.6%
	Switzerland	1.5%
	Sweden	1.4%
	United Arab Emirates	1.3%
	Mexico	1.3%
	Italy	1.2%
	Canada	1.1%
	(Individually less than 1%)	2.4%
		100.0%

FORWARD FOREIGN EXCHANGE CONTRACTS at March 31, 2016 (Unaudited)

Counterparty	Currency	Contract Type	Delivery Date	Value	Aggregate Face Value	Unrealized Appreciation / (Depreciation)
J.P. Morgan
British pounds		Buy	4/14/2016	$99,532	$99,276	$(256)
British pounds		Sell	4/1/2016	(99,529)	(99,272)	257
British pounds		Sell	4/14/2016	(77,720,925)	(78,610,877)	(889,952)
U.S. Dollars		Buy	4/1/2016	99,529	99,529	-
U.S. Dollars		Buy	4/14/2016	77,720,925	77,720,925	-
U.S. Dollars		Sell	4/14/2016	(99,532)	(99,532)	-
				-	(889,951)	(889,951)

Morgan Stanley
British pounds		Buy	4/14/2016	$1,475,766	$1,475,033	$(733)
British pounds		Sell	4/4/2016	(1,475,724)	(1,474,987)	737
British pounds		Sell	4/14/2016	(123,567)	(122,445)	1,122
Euros		Buy	4/14/2016	5,013,869	5,054,053	40,184
Euros		Sell	4/4/2016	(1,801,093)	(1,798,585)	2,508
Euros		Sell	4/14/2016	(62,190,244)	(64,020,523)	(1,830,279)
Swiss francs		Sell	4/14/2016	(167,825)	(173,060)	(5,235)
U.S. Dollars		Buy	4/4/2016	3,276,817	3,276,817	-
U.S. Dollars		Buy	4/14/2016	62,481,636	62,481,636	-
U.S. Dollars		Sell	4/14/2016	(6,489,635)	(6,489,635)	-
				-	(1,791,696)	(1,791,696)

				-	(2,681,647)	(2,681,647)

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2016 for Babson Capital Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$552,045,403
Gross unrealized appreciation	6,133,341
Gross unrealized depreciation	(-84,349,433)
Net unrealized depreciation	$(78,216,092)

*The above table only reflects tax adjustments through December 31, 2015.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Fixed Income:
Bank Loans	$-	$54,686,785	$17,428,520	$72,115,305
Bonds	-	401,714,006	-	401,714,006
Total Fixed Income	$-	$456,400,791	$17,428,520	$473,829,311
Derivative Securities:
Foreign Exchange Contracts:	$-	$44,808	$-	$44,808
Total Derivative Securities	-	44,808	-	44,808
Total Assets	$-	$456,445,599	$17,428,520	$473,874,119
Liabilities:
Foreign Exchange Contracts	$-	$2,726,455	$-	$2,726,455
Total Liabilities:	$-	$2,726,455	$-	$2,726,455

As of the period ended March 31, 2016, certain securities were transferred from one Level (as of December 31, 2015) to another.  Based on beginning of period market values as of December 31, 2015, approximately $7,445,649 was transferred to Level 3 from Level 2 as a result of infrequent trading and limited reliable market prices.  Valuation has been based on management and market assumptions or expectations.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2016.

Type of Assets	Fair value as of March 31, 2016	Valuation Technique(s)	Unobservable Input

Second Lien Term Loans
Boomerang Tube, LLC	$4,308,353	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Direct ChassisLink, Inc.	$4,344,220	Market Comparables	Average of broker quotes for comparable securities: $96.56; Discount for lack of marketability: 1%.
Exterion Media	$772,636	Broker Quote	$97.00; pricing source depth of 1.
FleetPride	$663,385	Broker Quote	$80.00; pricing source depth of 1.
FleetPride	$1,920,000	Broker Quote	$64.00; pricing source depth of 1.
Jonah Energy LLC	$644,241	Broker Quote	$49.50; pricing source depth of 1.
Springer	$3,307,882	Broker Quote	$102.00; pricing source depth of 1.
Tecomet	$1,467,803	Broker Quote	$93.00; pricing source depth of 1.

Boomerang Tube, LLC restructured its debt securities on February 2, 2016.  The Fund subsequently received new debt securities, all of which are considered Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT 12.31.15	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN LOSS	CHANGE IN UNREALIZED	BALANCE AT 03.31.16	CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION FROM INVESTMENTS HELD AS OF MARCH 31, 2016
Fixed Income
Bank Loan	$9,628,816	$7,445,649	$(2,733,679)	$1,443,829	$(377,914)	$4,925	$(304,963)	$2,321,857	$17,428,521	$2,321,857

B.  Cash and Cash Equivalents

Cash and cash equivalents consist principally of short-term investments that are readily convertible into cash and have original maturities of three months or less.  At March 31, 2016, all cash and cash equivalents are held by U.S. Bank, N.A.

C.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis.  Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

E.  Federal Income Taxation

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.

F. Dividends and Distributions

The Fund declares and pays dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

G.  Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized an asset on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with Morgan Stanley and J.P. Morgan.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $44,808 in net unrealized appreciation and a liability of $2,726,455 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of March 31, 2016 are indicative of the volume of activity during the period.

For the period ended March 31, 2016, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of March 31, 2016.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2016:

Statement of Assets and Liabilities Location		Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$44,808
Total Asset Derivatives		$44,808
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$2,726,455
Total Liability Derivatives		$2,726,455

     The effect of derivative instruments on the Statement of Operations for the period from January 1, 2016 through March 31, 2016:

Amount of Realized Gain/(Loss) on Derivatives

Derivatives	Forward Foreign Exchange Contracts
Forward Foreign Exchange Contracts	$4,115,095
Total	$4,115,095
Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$(4,246,546)
Total	$(4,246,546)

H.   Offsetting of Financial and Derivative Assets and Liabilities

The following is a summary by counterparty of the fair value of derivative investments subject to Master Netting Agreements and collateral pledged (received), if any, as of March 31, 2016.

	J.P. MORGAN	MORGAN STANLEY
Assets:
Forward Foreign Exchange Contracts	$257	$44,551
Total Assets	$257	$44,551
Liabilities:
Forward Foreign Exchange Contracts	$890,208	$1,836,247
Total Liabilities	$890,208	$1,836,247
Net Exposure	$(889,951)	$(1,791,696)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Babson Capital Global Short Duration High Yield Fund

By (Signature and Title)   /s/ Russell D. Morrison
  Russell D. Morrison, President

Date  May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Russell D. Morrison
Russell D. Morrison, President

Date  May 27, 2016

By (Signature and Title)   /s/ Carlene Pollock
 Carlene Pollock, Chief Financial Officer

Date  May 27, 2016